Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 2,130,189	¥ 1,868,377
Perpetual Subordinated Bonds [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	2,048,191	1,815,379
Perpetual Subordinated Borrowings [Member]
Statement [Line Items]
Equity attributable to other equity instruments holders	¥ 81,998	¥ 52,998